Financial Risk Management - Capital Management - Financial measurements and ratios (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)		Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial Risk Management
Capitalization	$ 37,424.4		$ 31,643.6
Holding company cash and investments (net of derivative obligations)	1,749.1		1,326.4
Borrowings	9,723.5		8,624.9			$ 7,753.0
Net debt	7,974.4		7,298.5
Non-controlling interests	4,750.4		3,902.9		$ 4,940.9
Total equity	$ 27,700.9		$ 23,018.7	[1]	21,476.2	21,476.2	[1]
Net debt/total equity	28.80%	28.80%	31.70%
Net debt/net total capital	22.40%	22.40%	24.10%
Total debt/total capital	26.00%	26.00%	27.30%
Interest coverage	13.8	13.8	13.1
Interest and preferred share dividend distribution coverage	12.1	12.1	11.4
Borrowings, At Fair Value	$ 9,490.0		$ 8,049.8
Common shares
Financial Risk Management
Equity in stock	21,615.0		17,780.3		15,199.8
Preferred shares
Financial Risk Management
Equity in stock	1,335.5	$ 1,456.0	1,335.5		1,335.5
Holding company
Financial Risk Management
Borrowings	6,928.9		5,887.6			5,338.6
Borrowings, At Fair Value	6,811.2		5,454.6
Insurance and reinsurance companies
Financial Risk Management
Borrowings	895.6		733.4			790.7
Borrowings, At Fair Value	836.2		663.7
Non-insurance companies
Financial Risk Management
Borrowings	1,899.0		2,003.9		$ 1,623.7	$ 1,623.7
Borrowings, At Fair Value	1,842.6		1,931.5
Excluding consolidated non-insurance companies
Financial Risk Management
Holding company cash and investments (net of derivative obligations)	1,749.1		1,326.4
Borrowings	7,824.5		6,621.0
Net debt	6,075.4		5,294.6
Non-controlling interests	3,115.8		2,212.5
Total equity	$ 26,066.3		$ 21,328.3
Net debt/total equity	23.30%	23.30%	24.80%
Net debt/net total capital	18.90%	18.90%	19.90%
Total debt/total capital	23.10%	23.10%	23.70%
Interest coverage	18.1	18.1	16.0
Interest and preferred share dividend distribution coverage	15.0	15.0	13.4
Excluding consolidated non-insurance companies | Common shares
Financial Risk Management
Equity in stock	$ 21,615.0		$ 17,780.3
Excluding consolidated non-insurance companies | Preferred shares
Financial Risk Management
Equity in stock	1,335.5		1,335.5
Excluding consolidated non-insurance companies | Holding company
Financial Risk Management
Borrowings	6,928.9		5,887.6
Excluding consolidated non-insurance companies | Insurance and reinsurance companies
Financial Risk Management
Borrowings	$ 895.6		$ 733.4

[1]	See note 3 for details of transition to IFRS 17.